CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Assets
Cash, cash equivalents and short-term securities	$ 13,527	$ 9,575
Debt securities	89,089	81,606
Equity securities	6,631	4,787
Mortgages and loans	49,946	48,222
Derivative assets	2,160	1,548
Other invested assets	5,778	5,357
Policy loans	3,265	3,218
Investment properties	7,516	7,306
Invested assets	177,912	161,619
Other assets	5,152	5,216
Reinsurance assets	3,843	4,024
Deferred tax assets	1,634	1,455
Intangible assets	2,477	2,083
Goodwill	6,072	5,832
Total general fund assets	197,090	180,229
Investments for account of segregated fund holders	125,921	116,973
Total assets	323,011	297,202
Liabilities
Insurance contract liabilities	145,773	131,184
Investment contract liabilities	3,189	3,116
Derivative liabilities	1,744	2,040
Deferred tax liabilities	383	406
Other liabilities	14,858	14,937
Senior debentures	500	500
Subordinated debt	4,781	3,538
Total general fund liabilities	171,228	155,721
Insurance and investment contracts for account of segregated fund holders	125,921	116,973
Total liabilities	297,149	272,694
Equity
Issued share capital and contributed surplus	10,591	10,619
Shareholders’ retained earnings and accumulated other comprehensive income	13,878	12,779
Total shareholders’ equity	24,469	23,398
Participating policyholders’ equity	1,368	1,091
Non-controlling interests’ equity	25	19
Total equity	25,862	24,508
Total liabilities and equity	$ 323,011	$ 297,202
Exchange rates at the end of the reporting periods (in USD per share)	1.27	1.30